Summary of Secured / Guaranteed Bank Borrowings (Detail) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Dec. 31, 2012 CNY	Sep. 30, 2013 Guaranteed by Hanwha Chemical Corporation CNY	Dec. 31, 2012 Guaranteed by Hanwha Chemical Corporation CNY	Sep. 30, 2013 Guaranteed by the Company and other subsidiaries of the Group CNY	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group CNY	Dec. 31, 2012 Jointly guaranteed by (i) the Company and other subsidiaries of the Group ,and (ii) the Group's premises and land use rights with net book value CNY	Sep. 30, 2013 Guaranteed by the Group's plant and machinery with net book value CNY	Dec. 31, 2012 Guaranteed by the Group's plant and machinery with net book value CNY	Sep. 30, 2013 Jointly guaranteed by (i) the Company, and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2012 Jointly guaranteed by (i) the Company, and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Sep. 30, 2013 Jointly guaranteed by (i) the Company and other subsidiaries of the Group ,and (ii) the Group's premises with net book value CNY
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	$ 618,799	3,787,045	3,914,682	1,721,440	1,131,390	614,386	1,003,782	634,773	614,800	628,550	242,276	404,305	111,882	594,143